UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09102

Name of Fund:  iShares, Inc.

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 04/30/2026

Date of reporting period: 04/30/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

iShares Asia/Pacific Dividend ETF

DVYA |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Asia/Pacific Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia/Pacific Dividend ETF	$60	0.49%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 44.80%.

  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 32.92% and the Dow Jones Asia/Pacific Select Dividend 50 Index (Net) returned 43.92%.

What contributed to performance?

Asian Pacific dividend stocks delivered solid returns during the reporting period. Australian stocks contributed the most to the Fund’s return, particularly metals and mining companies in the materials sector. Diversified metals and mining firms were supported by resilient demand for industrial metals, ongoing electrification-related investment, and stable commodity pricing, while sustained construction trends supported steel manufacturers. Australian banks also contributed, as the Reserve Bank of Australia initiated rate hikes, which lifted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) and strengthened earnings. Real estate management and development stocks in Hong Kong were key contributors, helped by firmer conditions in the local property market. A more accommodative interest rate backdrop, including cuts from the Hong Kong Monetary Authority, alongside increasing home prices improved investor sentiment. In Singapore, diversified banks benefited from solid wealth management fees, strategic growth, and robust dividends.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	Dow Jones Asia/Pacific Select Dividend 50 Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,695	$9,895	$9,700
Jun 16	$9,916	$9,607	$9,926
Jul 16	$10,817	$10,097	$10,834
Aug 16	$10,854	$10,101	$10,874
Sep 16	$10,962	$10,246	$10,973
Oct 16	$10,832	$10,019	$10,846
Nov 16	$10,808	$9,837	$10,828
Dec 16	$10,812	$10,131	$10,839
Jan 17	$11,241	$10,459	$11,273
Feb 17	$11,549	$10,607	$11,582
Mar 17	$11,715	$10,873	$11,757
Apr 17	$11,613	$11,116	$11,660
May 17	$11,478	$11,513	$11,528
Jun 17	$11,746	$11,535	$11,802
Jul 17	$12,060	$11,883	$12,123
Aug 17	$12,021	$11,881	$12,083
Sep 17	$12,024	$12,180	$12,083
Oct 17	$12,011	$12,395	$12,076
Nov 17	$12,222	$12,535	$12,291
Dec 17	$12,584	$12,778	$12,663
Jan 18	$12,844	$13,371	$12,931
Feb 18	$12,118	$12,749	$12,199
Mar 18	$11,658	$12,543	$11,730
Apr 18	$11,868	$12,836	$11,949
May 18	$11,828	$12,609	$11,911
Jun 18	$11,505	$12,417	$11,592
Jul 18	$11,841	$12,656	$11,936
Aug 18	$11,433	$12,471	$11,523
Sep 18	$11,545	$12,550	$11,634
Oct 18	$10,899	$11,469	$10,986
Nov 18	$11,205	$11,486	$11,298
Dec 18	$10,694	$10,883	$10,787
Jan 19	$11,545	$11,688	$11,650
Feb 19	$11,698	$11,958	$11,806
Mar 19	$11,571	$11,990	$11,671
Apr 19	$11,770	$12,302	$11,880
May 19	$11,641	$11,690	$11,751
Jun 19	$11,969	$12,364	$12,091
Jul 19	$11,849	$12,201	$11,976
Aug 19	$11,457	$11,892	$11,579
Sep 19	$11,906	$12,235	$12,041
Oct 19	$12,159	$12,662	$12,305
Nov 19	$12,114	$12,822	$12,258
Dec 19	$12,248	$13,288	$12,397
Jan 20	$11,932	$12,995	$12,082
Feb 20	$10,758	$11,827	$10,894
Mar 20	$8,026	$10,125	$8,129
Apr 20	$9,121	$10,908	$9,282
May 20	$9,284	$11,422	$9,402
Jun 20	$9,478	$11,810	$9,618
Jul 20	$9,327	$12,165	$9,471
Aug 20	$9,896	$12,830	$10,055
Sep 20	$9,441	$12,539	$9,587
Oct 20	$9,373	$12,090	$9,523
Nov 20	$10,789	$13,933	$10,968
Dec 20	$11,017	$14,694	$11,204
Jan 21	$11,195	$14,572	$11,387
Feb 21	$12,097	$14,934	$12,310
Mar 21	$12,045	$15,269	$12,253
Apr 21	$12,125	$15,768	$12,344
May 21	$12,421	$16,285	$12,652
Jun 21	$12,104	$16,109	$12,335
Jul 21	$11,913	$16,172	$12,124
Aug 21	$11,853	$16,453	$12,103
Sep 21	$11,453	$15,952	$11,730
Oct 21	$11,547	$16,348	$11,746
Nov 21	$10,989	$15,537	$11,217
Dec 21	$11,483	$16,292	$11,698
Jan 22	$11,838	$15,421	$12,007
Feb 22	$11,883	$15,212	$12,108
Mar 22	$11,854	$15,363	$12,186
Apr 22	$11,273	$14,320	$11,611
May 22	$11,524	$14,408	$11,776
Jun 22	$10,629	$12,971	$10,815
Jul 22	$11,191	$13,659	$11,358
Aug 22	$10,775	$13,057	$11,088
Sep 22	$9,538	$11,734	$9,756
Oct 22	$9,323	$12,358	$9,502
Nov 22	$10,835	$13,669	$10,877
Dec 22	$11,239	$13,601	$11,481
Jan 23	$12,017	$14,724	$12,221
Feb 23	$11,415	$14,341	$11,680
Mar 23	$11,394	$14,637	$11,597
Apr 23	$11,457	$14,982	$11,636
May 23	$10,750	$14,410	$10,956
Jun 23	$11,284	$15,047	$11,479
Jul 23	$11,821	$15,589	$12,069
Aug 23	$11,421	$14,975	$11,708
Sep 23	$11,235	$14,436	$11,548
Oct 23	$10,866	$13,767	$11,047
Nov 23	$11,597	$15,107	$11,890
Dec 23	$12,808	$15,978	$13,127
Jan 24	$12,707	$15,926	$13,171
Feb 24	$12,948	$16,225	$13,265
Mar 24	$13,014	$16,772	$13,339
Apr 24	$13,025	$16,319	$13,503
May 24	$13,403	$16,892	$13,695
Jun 24	$12,895	$16,650	$13,253
Jul 24	$13,224	$17,207	$13,539
Aug 24	$13,706	$17,684	$14,112
Sep 24	$14,555	$17,895	$15,075
Oct 24	$13,876	$16,958	$14,269
Nov 24	$14,060	$16,973	$14,397
Dec 24	$13,575	$16,497	$13,984
Jan 25	$13,646	$17,272	$14,126
Feb 25	$13,535	$17,495	$13,889
Mar 25	$13,625	$17,412	$13,952
Apr 25	$13,878	$18,242	$14,312
May 25	$14,286	$19,152	$14,704
Jun 25	$14,952	$19,766	$15,352
Jul 25	$15,469	$19,622	$16,009
Aug 25	$16,429	$20,460	$16,948
Sep 25	$16,534	$20,958	$17,061
Oct 25	$17,002	$21,311	$17,527
Nov 25	$17,275	$21,462	$17,794
Dec 25	$17,670	$22,165	$18,241
Jan 26	$19,253	$23,526	$20,010
Feb 26	$20,598	$24,940	$21,344
Mar 26	$19,323	$22,173	$19,655
Apr 26	$20,097	$24,246	$20,597

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
44.80%	10.63%	7.23%
S&P Developed ex US Broad Market Index (Net)...
32.92	8.99	9.26
Dow Jones Asia/Pacific Select Dividend 50 Index (Net)...
43.92	10.78	7.49

Key Fund statistics

Table Summary
Net Assets...
$70,128,315
Number of Portfolio Holdings...
54
Net Investment Advisory Fees...
$262,035
Portfolio Turnover Rate...
47%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
30.9%
Materials...
16.3
Consumer Discretionary...
10.8
Real Estate...
10.6
Industrials...
7.1
Consumer Staples...
5.1
Energy...
5.0
Communication Services...
4.6
Utilities...
4.5
Health Care...
3.5
Information Technology...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Australia...
43.3%
Hong Kong...
26.4
Singapore...
17.0
Japan...
8.5
New Zealand...
3.8
China...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Asia/Pacific Dividend ETF

Annual Shareholder Report — April 30, 2026

DVYA-04/26-AR

iShares Emerging Markets Dividend ETF

DVYE |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Emerging Markets Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Dividend ETF	$58	0.49%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 36.77%.

  For the same period, the S&P Emerging Broad Market Index (Net) returned 30.81% and the Dow Jones Emerging Markets Select Dividend Index (Net)  returned 36.96%.

What contributed to performance?

Brazilian dividend stocks were the largest contributor to the Fund’s performance during the reporting period. The country’s state-owned energy corporation advanced due to higher oil prices, strong cash generation and dividend payouts, and growing production. Additionally, stronger iron ore and base metals production boosted a multinational metals and mining company in the materials sector. Chinese dividend stocks were another leading contributor, led by the financials sector. Diversified banks benefited from robust dividend payments, solid earnings, and supportive government policies. Supported by high dividend yields and commitments to energy transition, shares of coal and consumable fuel producers in the energy sector also gained. A Polish multinational oil refiner, fuel retailer, and natural gas distributor further contributed amid solid financial performance and attractive dividend yields.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Emerging Broad Market Index (Net)	Dow Jones Emerging Markets Select Dividend Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,333	$9,676	$9,342
Jun 16	$9,986	$10,049	$9,996
Jul 16	$10,757	$10,527	$10,780
Aug 16	$10,769	$10,802	$10,801
Sep 16	$10,926	$10,924	$10,966
Oct 16	$11,086	$11,021	$11,134
Nov 16	$10,613	$10,498	$10,666
Dec 16	$10,771	$10,521	$10,819
Jan 17	$11,400	$11,060	$11,459
Feb 17	$12,047	$11,442	$12,097
Mar 17	$12,263	$11,685	$12,317
Apr 17	$12,322	$11,947	$12,371
May 17	$12,575	$12,144	$12,624
Jun 17	$12,514	$12,260	$12,556
Jul 17	$12,969	$13,004	$13,021
Aug 17	$13,398	$13,395	$13,465
Sep 17	$13,224	$13,319	$13,294
Oct 17	$13,291	$13,665	$13,366
Nov 17	$13,150	$13,701	$13,232
Dec 17	$13,541	$14,224	$13,632
Jan 18	$14,599	$15,445	$14,704
Feb 18	$14,246	$14,808	$14,344
Mar 18	$13,947	$14,415	$14,063
Apr 18	$13,616	$14,310	$13,722
May 18	$13,382	$13,894	$13,493
Jun 18	$13,010	$13,346	$13,112
Jul 18	$13,504	$13,706	$13,583
Aug 18	$13,139	$13,221	$13,228
Sep 18	$13,198	$13,038	$13,262
Oct 18	$12,739	$12,045	$12,805
Nov 18	$13,097	$12,600	$13,159
Dec 18	$12,807	$12,260	$12,855
Jan 19	$14,160	$13,212	$14,232
Feb 19	$13,965	$13,309	$14,049
Mar 19	$13,823	$13,538	$13,926
Apr 19	$13,981	$13,825	$14,092
May 19	$13,517	$13,002	$13,625
Jun 19	$14,297	$13,719	$14,415
Jul 19	$14,234	$13,627	$14,358
Aug 19	$13,371	$13,010	$13,492
Sep 19	$13,447	$13,187	$13,571
Oct 19	$13,745	$13,705	$13,878
Nov 19	$13,860	$13,724	$14,001
Dec 19	$14,733	$14,646	$14,883
Jan 20	$14,089	$14,015	$14,245
Feb 20	$12,890	$13,295	$13,035
Mar 20	$10,482	$11,037	$10,598
Apr 20	$11,402	$12,090	$11,564
May 20	$11,663	$12,240	$11,797
Jun 20	$11,754	$13,161	$11,889
Jul 20	$11,988	$14,262	$12,116
Aug 20	$11,913	$14,645	$12,042
Sep 20	$11,451	$14,321	$11,570
Oct 20	$11,382	$14,612	$11,508
Nov 20	$13,246	$15,904	$13,394
Dec 20	$14,374	$16,870	$14,546
Jan 21	$14,196	$17,352	$14,365
Feb 21	$14,796	$17,612	$15,007
Mar 21	$15,197	$17,335	$15,401
Apr 21	$15,451	$17,839	$15,663
May 21	$15,821	$18,109	$16,054
Jun 21	$15,620	$18,375	$15,830
Jul 21	$15,391	$17,265	$15,651
Aug 21	$15,979	$17,767	$16,267
Sep 21	$15,974	$17,208	$16,299
Oct 21	$15,905	$17,377	$16,178
Nov 21	$15,180	$16,763	$15,447
Dec 21	$15,956	$17,028	$16,235
Jan 22	$16,027	$16,866	$16,210
Feb 22	$14,109	$16,287	$15,052
Mar 22	$13,612	$15,912	$13,870
Apr 22	$12,795	$15,050	$13,090
May 22	$12,790	$15,051	$13,069
Jun 22	$11,348	$14,257	$11,543
Jul 22	$11,007	$14,186	$11,371
Aug 22	$10,973	$14,389	$11,342
Sep 22	$10,051	$12,913	$10,065
Oct 22	$10,117	$12,455	$10,149
Nov 22	$11,141	$14,105	$11,132
Dec 22	$11,053	$13,952	$11,132
Jan 23	$11,833	$14,879	$11,879
Feb 23	$11,179	$14,049	$11,246
Mar 23	$11,258	$14,348	$11,330
Apr 23	$11,515	$14,273	$11,570
May 23	$10,962	$13,978	$11,038
Jun 23	$11,617	$14,571	$11,689
Jul 23	$12,279	$15,455	$12,374
Aug 23	$11,595	$14,666	$11,736
Sep 23	$11,639	$14,389	$11,810
Oct 23	$11,451	$13,877	$11,438
Nov 23	$12,429	$14,873	$12,373
Dec 23	$13,336	$15,411	$13,331
Jan 24	$13,010	$14,876	$13,021
Feb 24	$13,214	$15,496	$13,223
Mar 24	$13,183	$15,694	$13,231
Apr 24	$13,679	$15,978	$13,813
May 24	$14,384	$16,161	$14,482
Jun 24	$14,108	$16,633	$14,250
Jul 24	$13,977	$16,714	$14,106
Aug 24	$14,304	$17,045	$14,449
Sep 24	$15,232	$18,356	$15,420
Oct 24	$14,807	$17,661	$14,752
Nov 24	$14,464	$17,169	$14,368
Dec 24	$14,513	$17,199	$14,452
Jan 25	$14,820	$17,249	$14,750
Feb 25	$14,740	$17,240	$14,665
Mar 25	$15,329	$17,348	$15,223
Apr 25	$15,225	$17,495	$15,153
May 25	$15,915	$18,264	$15,847
Jun 25	$16,471	$19,129	$16,335
Jul 25	$16,519	$19,428	$16,470
Aug 25	$17,151	$19,905	$17,031
Sep 25	$17,404	$20,993	$17,307
Oct 25	$17,858	$21,349	$17,777
Nov 25	$18,213	$20,987	$18,119
Dec 25	$18,530	$21,324	$18,503
Jan 26	$20,172	$22,495	$20,234
Feb 26	$20,910	$23,049	$20,902
Mar 26	$20,477	$20,708	$20,331
Apr 26	$20,825	$22,885	$20,754

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
36.77%	6.15%	7.61%
S&P Emerging Broad Market Index (Net)...
30.81	5.11	8.63
Dow Jones Emerging Markets Select Dividend Index (Net)...
36.96	5.79	7.57

Key Fund statistics

Table Summary
Net Assets...
$1,305,952,719
Number of Portfolio Holdings...
109
Net Investment Advisory Fees...
$4,941,866
Portfolio Turnover Rate...
55%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
30.0%
Energy...
20.0
Industrials...
13.6
Materials...
8.5
Information Technology...
7.9
Utilities...
7.4
Consumer Discretionary...
6.1
Consumer Staples...
2.4
Real Estate...
2.2
Communication Services...
1.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Brazil...
24.3%
China...
23.1
Taiwan...
13.9
Indonesia...
10.0
Poland...
5.0
Mexico...
3.2
South Africa...
3.2
Thailand...
2.9
Colombia...
2.6
Czech Republic...
1.9
OtherFootnote Reference(b)...
9.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Emerging Markets Dividend ETF

Annual Shareholder Report — April 30, 2026

DVYE-04/26-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the two series of the registrant for which the fiscal year-end is April 30, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $32,800 for the fiscal year ended April 30, 2025 and $32,800 for the fiscal year ended April 30, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2025 and April 30, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $19,400 for the fiscal year ended April 30, 2025 and $19,400 for the fiscal year ended April 30, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2025 and April 30, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $19,400 for the fiscal year ended April 30, 2025 and $19,400 for the fiscal year ended April 30, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares Asia/Pacific Dividend ETF | DVYA | NYSE Arca
iShares Emerging Markets Dividend ETF | DVYE | NYSE Arca

Page

iShares
®
Asia/Pacific Dividend ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  42 .9%
ANZ Group Holdings Ltd. ................... 103,474 $ 2,748,426
Bank of Queensland Ltd. .................... 150,446 730,352
Bendigo & Adelaide Bank Ltd. ................ 120,621 932,412
BHP Group Ltd. .......................... 161,883 6,407,223
Deterra Royalties Ltd. ...................... 287,713 866,557
Elders Ltd. ............................. 117,331 608,077
Fortescue Ltd. ........................... 249,290 3,593,034
GrainCorp Ltd. , Class A .................... 133,375 593,424
Harvey Norman Holdings Ltd. ................ 212,594 694,839
Insurance Australia Group Ltd. ................ 241,441 1,312,980
Magellan Financial Group Ltd. ................ 76,553 567,586
nib holdings Ltd. ......................... 111,298 537,500
Perpetual Ltd. ........................... 44,206 534,263
QBE Insurance Group Ltd. .................. 116,373 1,884,994
Santos Ltd. ............................. 473,586 2,728,515
Sonic Healthcare Ltd. ...................... 100,790 1,442,166
Super Retail Group Ltd. .................... 68,658 590,358
Viva Energy Group Ltd.
(a)
................... 432,892 766,685
Westpac Banking Corp. .................... 92,283 2,581,771
30,121,162
a
China  —  1 .0%
BOC Aviation Ltd.
(a)
....................... 69,100 709,542
a
Hong Kong  —  26 .2%
BOC Hong Kong Holdings Ltd. ................ 323,000 1,857,957
Budweiser Brewing Co. APAC Ltd.
(a) (b)
........... 938,300 925,155
CK Asset Holdings Ltd. ..................... 266,000 1,675,600
CK Infrastructure Holdings Ltd. ................ 136,000 1,144,927
Henderson Land Development Co. Ltd. .......... 378,000 1,494,123
Hysan Development Co. Ltd. ................. 309,000 774,601
Kerry Properties Ltd. ...................... 305,500 929,865
Man Wah Holdings Ltd. ..................... 1,134,400 617,565
PCCW Ltd. ............................. 1,991,000 1,538,841
Power Assets Holdings Ltd. .................. 237,000 1,958,585
Sino Land Co. Ltd. ........................ 940,000 1,507,355
Stella International Holdings Ltd. .............. 480,500 911,616
Swire Pacific Ltd. , Class A ................... 96,500 1,049,629
Swire Properties Ltd. ...................... 304,400 971,593
Yue Yuen Industrial Holdings Ltd. .............. 536,000 995,697
18,353,109
a
Japan  —  8 .5%
Aoyama Trading Co. Ltd. .................... 106,800 538,386
Financial Partners Group Co. Ltd. .............. 31,600 322,336
Security Shares Value
a
Japan (continued)
Honda Motor Co. Ltd. ...................... 393,100 $ 3,189,784
Kureha Corp. ........................... 19,400 486,879
Mitsuboshi Belting Ltd. ..................... 18,700 471,140
Persol Holdings Co. Ltd. .................... 630,000 937,704
5,946,229
a
New Zealand  —  3 .8%
EBOS Group Ltd. ......................... 78,661 988,860
Spark New Zealand Ltd. .................... 1,372,674 1,686,688
2,675,548
a
Singapore  —  16 .9%
ComfortDelGro Corp. Ltd. ................... 963,400 1,121,653
DBS Group Holdings Ltd. ................... 68,800 3,172,414
Jardine Cycle & Carriage Ltd. ................ 25,000 642,078
Oversea-Chinese Banking Corp. Ltd. ........... 136,500 2,354,980
United Overseas Bank Ltd. .................. 69,300 1,973,599
Venture Corp. Ltd. ........................ 85,900 1,096,421
Wilmar International Ltd. .................... 512,800 1,462,697
11,823,842
a
Total Long-Term Investments — 99.3%
(Cost: $ 58,799,749 ) ................................. 69,629,432
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 348,043 348,148
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 27,868 27,868
a
Total Short-Term Securities — 0.5%
(Cost: $ 376,016 ) ................................... 376,016
Total Investments —  99.8%
(Cost: $ 59,175,765 ) ................................. 70,005,448
Other Assets Less Liabilities — 0 .2% ...................... 122,867
Net Assets — 100.0% ................................. $ 70,128,315
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 348,552
(a)
$ — $ (404) $ — $ 348,148 348,043 $ 2,751
(b)
$ —

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Asia/Pacific Dividend ETF

2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ 10,000 $ 17,868
(a)
$ — $ — $ — $ 27,868 27,868 $ 1,953 $ —
$ — $ (404) $ —
$ 376,016
$ 4,704 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index .................................................................. 11 05/28/26 $ 383 $ 1,911
Mini TOPIX Index ...................................................................... 8 06/11/26 192 5,845
$ 7,756
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 7,756 $ — $ — $ — $ 7,756
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 45,040 $ — $ — $ — $ 45,040
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 3,173 $ — $ — $ — $ 3,173
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 212,342
a

iShares
®
Asia/Pacific Dividend ETF
Schedule of Investments
(continued)
April 30, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,914,563 $ 62,714,869 $ — $ 69,629,432
Short-Term Securities
Money Market Funds ...................................... 376,016 — — 376,016
$ 7,290,579 $ 62,714,869 $ — $ 70,005,448
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,756 $ — $ — $ 7,756
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)

2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Brazil  —  11 .8%
Azzas 2154 SA .......................... 1,467,319 $ 6,406,446
Banco Santander Brasil SA .................. 942,305 5,526,180
BB Seguridade Participacoes SA .............. 2,541,573 17,389,332
CPFL Energia SA ......................... 743,956 7,351,219
CSN Mineracao SA ....................... 6,208,915 5,855,574
Cury Construtora e Incorporadora SA ........... 1,299,946 7,891,348
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 1,770,342 8,398,024
Direcional Engenharia SA ................... 4,311,414 11,188,188
Grendene SA ........................... 6,268,059 5,544,266
Kepler Weber SA ......................... 2,734,654 4,296,540
Petroreconcavo SA ....................... 1,596,535 4,178,499
Telefonica Brasil SA ....................... 1,125,083 8,917,870
Transmissora Alianca de Energia Eletrica SA ...... 1,219,900 10,475,009
Vale SA ............................... 2,743,187 44,971,913
Vulcabras SA ........................... 1,592,813 5,075,849
153,466,257
a
China  —  22 .9%
Agricultural Bank of China Ltd. , Class H .......... 22,219,000 17,333,005
Anhui Conch Cement Co. Ltd. , Class H .......... 2,681,500 6,718,339
Autohome, Inc. , ADR ...................... 523,386 9,750,681
Bank of China Ltd. , Class H .................. 42,552,000 27,631,552
Beijing Enterprises Water Group Ltd. ............ 19,372,000 6,826,265
China CITIC Bank Corp. Ltd. , Class H ........... 11,495,000 12,054,802
China Construction Bank Corp. , Class H ......... 34,270,000 38,683,948
China Merchants Port Holdings Co. Ltd. ......... 3,874,000 7,705,305
China Minsheng Banking Corp. Ltd. , Class H ...... 13,359,500 6,096,644
China Petroleum & Chemical Corp. , Class H ...... 26,594,000 15,711,464
China Shenhua Energy Co. Ltd. , Class H ......... 4,065,000 25,251,251
Chongqing Rural Commercial Bank Co. Ltd. , Class H 6,481,000 5,750,776
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 12,537,500 23,050,112
Guangdong Investment Ltd. .................. 7,338,000 7,663,561
Huadian Power International Corp. Ltd. , Class H .... 9,238,000 5,012,640
Industrial & Commercial Bank of China Ltd. , Class H . 33,449,000 30,135,885
LexinFintech Holdings Ltd , ADR ............... 1,393,599 2,940,494
Onewo, Inc. , Class H ...................... 2,765,400 5,959,777
Orient Overseas International Ltd.
(a)
............ 861,000 15,031,418
Qfin Holdings, Inc. , ADR .................... 520,974 6,814,340
Yankuang Energy Group Co. Ltd. , Class H ........ 7,498,900 15,733,879
Zhejiang Expressway Co. Ltd. , Class H .......... 7,928,000 7,854,616
299,710,754
a
Colombia  —  1 .7%
Ecopetrol SA ............................ 30,196,461 21,577,852
a
Czech Republic  —  1 .9%
CEZ A.S. .............................. 229,299 13,210,293
Komercni Banka A.S. ...................... 210,694 11,215,623
24,425,916
a
Greece  —  1 .0%
Allwyn AG
(a)
............................ 894,199 12,770,120
a
Hong Kong  —  1 .4%
SITC International Holdings Co. Ltd. ............ 4,379,000 18,334,743
a
India  —  1 .8%
Coal India Ltd. ........................... 4,636,929 23,583,576
a
Indonesia  —  9 .9%
Alamtri Resources Indonesia Tbk PT ............ 110,861,100 16,139,224
Astra International Tbk PT ................... 51,442,800 17,821,785
Bank Mandiri Persero Tbk PT ................ 73,904,100 18,804,998
Security Shares Value
a
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT ......... 46,480,600 $ 10,014,660
Bank Rakyat Indonesia Persero Tbk PT .......... 115,395,100 19,962,724
Bukit Asam Persero Tbk PT .................. 62,897,000 10,428,330
Indo Tambangraya Megah Tbk PT ............. 7,008,700 10,790,402
Perusahaan Gas Negara Persero Tbk PT ........ 75,504,400 8,494,130
Surya Citra Media Tbk PT ................... 374,126,900 5,403,335
United Tractors Tbk PT ..................... 6,778,400 11,375,651
129,235,239
a
Luxembourg  —  0 .8%
Ternium SA , ADR ......................... 237,375 10,427,884
a
Malaysia  —  1 .3%
Malayan Banking Bhd ...................... 6,005,000 16,769,735
a
Mexico  —  3 .2%
Banco del Bajio SA
(b)
...................... 3,423,818 10,717,255
Grupo Financiero Banorte SAB de CV , Class O .... 2,867,479 31,136,240
41,853,495
a
Netherlands  —  1 .2%
JBS N.V.
(c)
............................. 1,016,976 16,257,486
a
Poland  —  5 .0%
Bank Polska Kasa Opieki SA ................. 324,295 20,300,371
Grupa Kety SA .......................... 33,293 10,168,429
ORLEN SA ............................. 773,293 28,420,494
XTB SA
(a) (b)
............................. 222,148 6,251,130
65,140,424
a
Qatar  —  0 .6%
Barwa Real Estate Co. ..................... 12,924,167 8,366,211
a
Russia  —  0 .0%
Federal Grid Co. - Rosseti PJSC
(c) (d)
............ 4,402,974,828 587
Magnitogorsk Iron & Steel Works PJSC
(c) (d)
........ 14,721,471 1,964
Mobile TeleSystems PJSC
(c) (d)
................ 2,744,644 366
Moscow Exchange MICEX-RTS PJSC
(c) (d)
........ 2,788,700 372
PhosAgro PJSC , GDR
(c) (d)
................... 3,484 35
Sberbank of Russia PJSC
(c) (d)
................. 2,500,255 334
Severstal PAO
(c) (d)
........................ 695,941 93
3,751
a
South Africa  —  3 .1%
African Rainbow Minerals Ltd. ................ 408,820 5,473,912
Exxaro Resources Ltd. ..................... 1,299,005 17,149,284
Kumba Iron Ore Ltd. ....................... 490,310 9,197,783
Truworths International Ltd. .................. 2,995,866 9,310,880
41,131,859
a
Taiwan  —  13 .8%
Chicony Electronics Co. Ltd. ................. 3,614,000 14,230,323
Evergreen Marine Corp. Taiwan Ltd. ............ 6,201,000 39,668,794
Everlight Electronics Co. Ltd. ................. 4,953,000 11,168,435
Fitipower Integrated Technology, Inc. ............ 1,497,000 7,255,003
Kindom Development Co. Ltd. ................ 6,413,000 5,977,846
Merry Electronics Co. Ltd. ................... 1,414,693 3,879,151
Novatek Microelectronics Corp. ............... 1,854,000 24,081,351
Simplo Technology Co. Ltd. .................. 970,600 11,018,407
Sitronix Technology Corp. ................... 982,000 7,200,760
Supreme Electronics Co. Ltd. ................. 2,628,685 6,907,023
Systex Corp. ............................ 1,358,000 5,191,529
Wisdom Marine Lines Co. Ltd. ................ 3,464,000 7,857,718
WPG Holdings Ltd. ....................... 4,664,280 14,945,733

iShares
®
Emerging Markets Dividend ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Yang Ming Marine Transport Corp. ............. 13,028,000 $ 20,297,883
179,679,956
a
Thailand  —  2 .8%
Kiatnakin Phatra Bank PCL , NVDR ............. 1,653,800 4,012,379
Land & Houses PCL , NVDR ................. 36,209,700 4,004,842
Sansiri PCL , NVDR
(a)
...................... 113,560,100 4,887,133
Thaifoods Group PCL , NVDR ................ 48,566,000 14,898,689
Thanachart Capital PCL , NVDR ............... 2,243,600 3,855,916
Tisco Financial Group PCL , NVDR ............. 1,607,200 5,399,522
37,058,481
a
Turkey  —  1 .1%
Dogus Otomotiv Servis ve Ticaret A.S. .......... 1,973,392 7,883,130
Is Yatirim Menkul Degerler A.S. ............... 6,233,934 5,840,733
13,723,863
a
United Arab Emirates  —  0 .5%
Dubai Islamic Bank PJSC ................... 3,567,363 6,934,462
a
Total Common Stocks — 85.8%
(Cost: $ 1,015,898,549 ) ............................... 1,120,452,064
a
Preferred Stocks
Brazil  —  12 .3%
Banco ABC Brasil SA , Preference Shares , NVS .... 800,932 4,053,345
Bradespar SA , Preference Shares , NVS ......... 2,257,945 10,460,289
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 11,985,753 30,352,870
Isa Energia Brasil SA , Preference Shares, NVS , 1.44% 1,060,022 6,317,147
Itausa SA , Preference Shares , NVS ............ 10,945,598 30,769,160
Marcopolo SA , Preference Shares , NVS ......... 10,512,411 13,756,699
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 5,895,891 58,437,403
Unipar Carbocloro SA , Class B, Preference Shares ,
NVS ................................ 566,351 7,164,309
161,311,222
a
Security Shares Value
a
Colombia  —  0 .9%
Grupo Cibest SA , Preference Shares ........... 675,965 $ 11,603,928
a
Total Preferred Stocks — 13.2%
(Cost: $ 124,640,334 ) ................................ 172,915,150
a
Total Long-Term Investments — 99.0%
(Cost: $ 1,140,538,883 ) ............................... 1,293,367,214
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 21,256,551 21,262,928
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 1,984,929 1,984,929
a
Total Short-Term Securities — 1.8%
(Cost: $ 23,247,640 ) ................................. 23,247,857
Total Investments —  100.8%
(Cost: $ 1,163,786,523 ) ............................... 1,316,615,071
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (10,662,352)
Net Assets — 100.0% ................................. $ 1,305,952,719
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,746,026 $ 14,519,880
(a)
$ — $ (3,326) $ 348 $ 21,262,928 21,256,551 $ 261,638
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 1,984,929
(a)
— — — 1,984,929 1,984,929 69,983 —
$ — $ (3,326) $ 348
$ 23,247,857
$ 331,621 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Emerging Markets Dividend ETF

2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 143 06/19/26 $ 11,685 $ 615,980
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 615,980 $ — $ — $ — $ 615,980
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 2,459,482 $ — $ — $ — $ 2,459,482
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 498,656 $ — $ — $ — $ 498,656
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,549,760
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 475,394,452 $ 645,053,861 $ 3,751 $ 1,120,452,064
Preferred Stocks ......................................... 172,915,150 — — 172,915,150
Short-Term Securities
Money Market Funds ...................................... 23,247,857 — — 23,247,857
$ 671,557,459 $ 645,053,861 $ 3,751 $ 1,316,615,071

iShares
®
Emerging Markets Dividend ETF
Schedule of Investments
(continued)
April 30, 2026

Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 615,980 $ — $ — $ 615,980
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
April 30, 2026
See notes to financial statements.
iShares
Asia/Pacific Dividend
ETF
iShares
Emerging Markets
Dividend ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 69,629,432  $ 1,293,367,214
Investments, at value — affiliated
(c)
....................................................................... 376,016  23,247,857
Cash pledged:
Futures contracts ................................................................................. —  496,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................. 32,021  —
Foreign currency, at value
(e)
............................................................................ 115,784  280,338
Receivables:
Investments sold ................................................................................. 90,188  —
Securities lending income — affiliated ................................................................... 30  10,929
Dividends — unaffiliated ............................................................................ 451,863  10,175,917
Dividends — affiliated .............................................................................. 57  6,673
Tax reclaims .................................................................................... —  424,733
Variation margin on futures contracts .................................................................... 258  211,200
Foreign withholding tax claims ........................................................................ —  495,479
Total assets ......................................................................................
70,695,649  1,328,716,340
LIABILITIES
Bank overdraft ..................................................................................... 221  64,929
Collateral on securities loaned .......................................................................... 348,148  21,251,020
Payables:
Investments purchased ............................................................................. 190,983  —
Deferred foreign capital gain tax ....................................................................... —  905,085
Investment advisory fees ............................................................................ 27,982  528,274
Professional fees ................................................................................. —  14,313
Total liabilities .....................................................................................
567,334  22,763,621
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 70,128,315  $ 1,305,952,719
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 73,545,810  $ 1,457,926,161
Accumulated loss .................................................................................. (3,417,495) (151,973,442)
NET ASSETS .....................................................................................
$ 70,128,315  $ 1,305,952,719
NET ASSET VALUE
Shares outstanding ................................................................................. 1,400,000  37,550,000
Net asset value .................................................................................... $ 50.09  $ 34.78
Shares authorized .................................................................................. 500 million 500 million
Par value ........................................................................................ $                    0.001 $                    0.001
(a)
Securities loaned, at value .......................................................................... $ 333,265  $ 19,412,806
(b)
Investments, at cost — unaffiliated ..................................................................... $ 58,799,749  $ 1,140,538,883
(c)
Investments, at cost — affiliated ....................................................................... $ 376,016  $ 23,247,640
(d)
Foreign currency collateral pledged, at cost ............................................................... $ 31,665  $ —
(e)
  Foreign currency, at cost ............................................................................ $ 115,211  $ 281,800

Statements of Operations
Statements of Operations
Year Ended April 30, 2026
See notes to financial statements.
iShares
Asia/Pacific Dividend
ETF
iShares
Emerging Markets
Dividend ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 2,741,313  $ 69,403,443
Dividends — affiliated .............................................................................. 1,953  69,983
Interest — unaffiliated .............................................................................. —  11,701
Securities lending income — affiliated — net ............................................................... 2,751  261,638
Foreign taxes withheld ............................................................................. (41,779) (7,111,764)
Foreign withholding tax claims ........................................................................ —  41,951
Total investment income ..............................................................................
2,704,238  62,676,952
EXPENSES
Investment advisory ............................................................................... 262,073  4,941,866
Commitment costs ................................................................................ —  16,130
Professional .................................................................................... —  14,579
Interest expense ................................................................................. —  18,958
Total expenses .................................................................................... 262,073  4,991,533
Less: (38) —
Investment advisory fees waived ....................................................................... (38) —
Total expenses after fees waived ........................................................................
262,035  4,991,533
Net investment income ...............................................................................
2,442,203  57,685,419
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ 5,155,423  62,950,064
Investments — affiliated ........................................................................... (404) (3,326)
Foreign currency transactions ....................................................................... 32,887  (141,731)
Futures contracts ............................................................................... 45,040  2,459,482
In-kind redemptions — unaffiliated
(b)
................................................................... —  341,028
5,232,946  65,605,517
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................ 11,374,248  177,532,239
Investments — affiliated ........................................................................... —  348
Foreign currency translations ....................................................................... 1,287  134,966
Futures contracts ............................................................................... 3,173  498,656
11,378,708  178,166,209
Net realized and unrealized gain ........................................................................
16,611,654  243,771,726
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 19,053,857  $ 301,457,145
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................... $ —  $ (2,756,406)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................................................ $ —  $ 270,258

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Asia/Pacific Dividend ETF
iShares
Emerging Markets Dividend ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,442,203  $ 2,248,065  $ 57,685,419  $ 61,385,611
Net realized gain (loss) ......................................... 5,232,946  (234,076) 65,605,517  (53,897,931)
Net change in unrealized appreciation (depreciation) ..................... 11,378,708  560,340  178,166,209  65,948,033
Net increase in net assets resulting from operations ........................
19,053,857  2,574,329  301,457,145  73,435,713
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,536,036) (2,379,561) (54,408,393) (77,174,357)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
13,567,784  (1,773,538) 328,175,644  50,385,429
NET ASSETS
Total increase (decrease) in net assets ................................ 30,085,605  (1,578,770) 575,224,396  46,646,785
Beginning of year ...............................................
40,042,710  41,621,480  730,728,323  684,081,538
End of year ...................................................
$ 70,128,315  $ 40,042,710  $ 1,305,952,719  $ 730,728,323
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Asia/Pacific Dividend ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..........................
$ 36.40  $ 36.19  $ 34.05  $ 36.22  $ 40.93
Net investment income
(a)
................................ 2 .01  2 .02  1 .87  2 .43  2 .09
Net realized and unrealized gain (loss)
(b)
......................
13.84  0 .32  2 .52  ( 2 .01 ) ( 4 .91 )
Net increase (decrease) from investment operations ...............
15.85  2 .34  4 .39  0 .42  ( 2 .82 )
Distributions from net investment income
(c)
...................... ( 2 .16 ) ( 2 .13 ) ( 2 .25 ) ( 2 .59 ) ( 1 .89 )
Net asset value, end of year ..............................
$ 50.09  $ 36.40  $ 36.19  $ 34.05  $ 36.22
Total Return
(d)
– – – – –
Based on net asset value .................................
44.80% 6 .55% 13.69% 1 .63% ( 7 .02 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .49% 0 .49% 0 .49% 0 .49% 0 .49%
Total expenses after fees waived ............................
0 .49% 0 .49% 0 .49% 0 .49% 0 .49%
Net investment income ...................................
4 .57% 5 .51% 5 .50% 7 .22% 5 .38%
Supplemental Data
Net assets, end of year (000) ...............................
$ 70,128  $ 40,043  $ 41,621  $ 39,154  $ 39,846
Portfolio turnover rate
(f)
...................................
47% 26% 62% 45% 57%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Emerging Markets Dividend ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ......................
$ 26.96  $ 27.15  $ 25.17  $ 30.59  $ 39.62
Net investment income
(a)
............................ 1 .78  2 .44
(b)
1 .91  2 .23  2 .66
(b)
Net realized and unrealized gain (loss)
(c)
..................
7 .80  0 .49  2 .48  ( 5 .42 ) ( 8 .93 )
Net increase (decrease) from investment operations ...........
9 .58  2 .93  4 .39  ( 3 .19 ) ( 6 .27 )
Distributions from net investment income
(d)
.................. ( 1 .76 ) ( 3 .12 ) ( 2 .41 ) ( 2 .23 ) ( 2 .76 )
Net asset value, end of year ..........................
$ 34.78  $ 26.96  $ 27.15  $ 25.17  $ 30.59
Total Return
(e)
– – – – –
Based on net asset value .............................
36.77% 11.31%
(b)
18.79% (10.01) % (17.19) %
(b) (f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ....................................
0 .49% 0 .50% 0 .49% 0 .49% 0 .49%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .49% 0 .49 % N/A  N/A  0 .49%
Net investment income ...............................
5 .72% 8 .96%
(b)
7 .53% 8 .78% 7 .03%
(b)
Supplemental Data
Net assets, end of year (000) ...........................
$ 1,305,953  $ 730,728  $ 684,082  $ 645,719  $ 678,989
Portfolio turnover rate
(h)
...............................
55% 43% 67% 55% 66%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended April 30, 2025 and April 30,
2022, respectively:
• Net investment income per share by $0.01 and $0.00.
• Total return by 0.03% and 0.00%.
• Ratio of net investment income to average net assets by 0.03% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment received from an affiliate, which impacted the Fund's total return, Excluding the payment from an affiliate, the Fund's total return would have been (17.17)%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares Emerging Markets Dividend ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
Asia/Pacific Dividend ......................................................................................................... Diversified
Emerging Markets Dividend
(a)
................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
( continued)

Notes to Financial Statements
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Asia/Pacific Dividend
BofA Securities, Inc. .............................................. $ 333,265 $ (333,265) $ — $ —
$ 333,265 $ (333,265)
$ —
$ —
a
Emerging Markets Dividend
Barclays Capital, Inc. ............................................. 453,910 (453,910) — —
BNP Paribas SA ................................................. 4,249,062 (4,249,062) — —
Morgan Stanley ................................................. 3,475,288 (3,475,288) — —
UBS AG ...................................................... 11,234,546 (11,234,546) — —
$ 19,412,806 $ (19,412,806)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.49%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Asia/Pacific Dividend ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through August 30, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.
For the iShares Emerging Markets Dividend ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through August 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Emerging Market Dividend ETF. Prior to November 10,
2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Asia/Pacific Dividend ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
iShares ETF Amounts Waived
Asia/Pacific Dividend ..................................................................................................................................................... $ 38

Notes to Financial Statements
( continued)

Notes to Financial Statements
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended  April 30, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Asia/Pacific Dividend ......................................................................................................... $ 712
Emerging Markets Dividend .................................................................................................... 61,525
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Asia/Pacific Dividend .....................................................................
$ 381,686 $ 1,382,914 $ 391,862
Emerging Markets Dividend ................................................................
10,050,493 17,665,203 1,322,272
iShares ETF Purchases Sales
Asia/Pacific Dividend ..................................................................................... $ 29,954,571 $ 24,769,584
Emerging Markets Dividend ................................................................................ 786,754,999 548,930,969
iShares ETF In-kind Purchases In-kind Sales
Asia/Pacific Dividend ....................................................................................... $ 8,296,412 $ —
Emerging Markets Dividend .................................................................................. 89,472,378 914,102

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026 , permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended April 30, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Emerging Markets Dividend ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit
Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended April 30, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Emerging Markets Dividend .................................................................................. $ 328,656 $ (328,656)
iShares ETF
Year Ended
04/30/26
Year Ended
04/30/25
Asia/Pacific Dividend
Ordinary income ........................................................................................... $ 2,536,036 $ 2,379,561
Emerging Markets Dividend
Ordinary income ........................................................................................... $ 54,408,393 $ 77,174,357
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Asia/Pacific Dividend ...................................................
$ 1,022,725 $ (14,404,910) $ 9,964,690 $ (3,417,495)
Emerging Markets Dividend ..............................................
17,668,775 (297,912,985) 128,270,768 (151,973,442)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
iShares ETF Utilized
Asia/Pacific Dividend ......................................................................................................... $ 5,248,142
Emerging Markets Dividend .................................................................................................... 65,163,117
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Asia/Pacific Dividend ................................................... $ 60,053,773 $ 11,206,438 $ (1,247,007) $ 9,959,431
Emerging Markets Dividend .............................................. 1,187,632,659 230,920,923 (101,938,511) 128,982,412
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Emerging Markets Dividend ............................................................... $ 1,150,000 $ 20,904 5 .13%

Notes to Financial Statements
( continued)

Notes to Financial Statements
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Emerging Markets Dividend ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ
Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of April 30, 2026, is $495,479 or $0.01 per share.
Year Ended
04/30/26
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
Asia/Pacific Dividend
Shares sold .............................................................. 300,000 $ 13,567,784 — $ —
Shares redeemed .......................................................... — — (50,000) (1,773,538)
300,000 $ 13,567,784 (50,000) $ (1,773,538)
Emerging Markets Dividend
Shares sold .............................................................. 10,500,000 $ 329,883,995 2,750,000 $ 73,797,560
Shares redeemed .......................................................... (50,000) (1,708,351) (850,000) (23,412,131)
10,450,000 $ 328,175,644 1,900,000 $ 50,385,429

Notes to Financial Statements
( continued)

Notes to Financial Statements
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares, Inc. and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Asia/Pacific Dividend ETF
  iShares Emerging Markets Dividend ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026:
iShares ETF
Qualified Dividend
Income
Asia/Pacific Dividend ......................................................................................................... $ 1,247,862
Emerging Markets Dividend .................................................................................................... 28,915,523
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Asia/Pacific Dividend .......................................................................................
$ 2,741,238 $ 31,140
Emerging Markets Dividend ..................................................................................
69,324,002 8,690,685

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
© 2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: June 22, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: June 22, 2026